Condensed Consolidating Financial Statements (Condensed Consolidating Statement Of Income and Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Sales	$ 8,761	$ 8,366
Cost of Sales	8,076	7,827
Gross Profit	685	539
Selling, general and administrative	273	235
Operating Income (Loss)	412	304
Other (Income) Expense:
Interest expense, net	26	36
Other, net	3	0
Equity in net earnings of subsidiaries	0	0
Total Other (Income) Expense	29	36
Income from Continuing Operations before Income Taxes	383	268
Income Tax Expense	131	96
Income from Continuing Operations	252	172
Loss from Discontinued Operation, Net of Tax	0	(4)
Net Income	252	168
Less: Net Income (Loss) Attributable to Noncontrolling Interest	(2)	(5)
Net Income Attributable to Tyson	254	173
Comprehensive Income (Loss)	244	157
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	(2)	(5)
Comprehensive Income Attributable to Tyson	246	162
TFI Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	167	75
Cost of Sales	17	16
Gross Profit	150	59
Selling, general and administrative	23	20
Operating Income (Loss)	127	39
Other (Income) Expense:
Interest expense, net	5	8
Other, net	6	0
Equity in net earnings of subsidiaries	(175)	(149)
Total Other (Income) Expense	(164)	(141)
Income from Continuing Operations before Income Taxes	291	180
Income Tax Expense	37	7
Income from Continuing Operations	254	173
Loss from Discontinued Operation, Net of Tax	0	0
Net Income	254	173
Less: Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Net Income Attributable to Tyson	254	173
Comprehensive Income (Loss)	244	157
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	0	0
Comprehensive Income Attributable to Tyson	244	157
TFM Parent, Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	5,048	4,750
Cost of Sales	4,826	4,538
Gross Profit	222	212
Selling, general and administrative	55	52
Operating Income (Loss)	167	160
Other (Income) Expense:
Interest expense, net	15	16
Other, net	(1)	0
Equity in net earnings of subsidiaries	(6)	(24)
Total Other (Income) Expense	8	(8)
Income from Continuing Operations before Income Taxes	159	168
Income Tax Expense	52	51
Income from Continuing Operations	107	117
Loss from Discontinued Operation, Net of Tax	0	0
Net Income	107	117
Less: Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Net Income Attributable to Tyson	107	117
Comprehensive Income (Loss)	102	121
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	0	0
Comprehensive Income Attributable to Tyson	102	121
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	3,987	3,868
Cost of Sales	3,674	3,600
Gross Profit	313	268
Selling, general and administrative	195	163
Operating Income (Loss)	118	105
Other (Income) Expense:
Interest expense, net	6	12
Other, net	(2)	0
Equity in net earnings of subsidiaries	0	0
Total Other (Income) Expense	4	12
Income from Continuing Operations before Income Taxes	114	93
Income Tax Expense	42	38
Income from Continuing Operations	72	55
Loss from Discontinued Operation, Net of Tax	0	(4)
Net Income	72	51
Less: Net Income (Loss) Attributable to Noncontrolling Interest	(2)	(5)
Net Income Attributable to Tyson	74	56
Comprehensive Income (Loss)	63	50
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	(2)	(5)
Comprehensive Income Attributable to Tyson	65	55
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales	(441)	(327)
Cost of Sales	(441)	(327)
Gross Profit	0	0
Selling, general and administrative	0	0
Operating Income (Loss)	0	0
Other (Income) Expense:
Interest expense, net	0	0
Other, net	0	0
Equity in net earnings of subsidiaries	181	173
Total Other (Income) Expense	181	173
Income from Continuing Operations before Income Taxes	(181)	(173)
Income Tax Expense	0	0
Income from Continuing Operations	(181)	(173)
Loss from Discontinued Operation, Net of Tax	0	0
Net Income	(181)	(173)
Less: Net Income (Loss) Attributable to Noncontrolling Interest	0	0
Net Income Attributable to Tyson	(181)	(173)
Comprehensive Income (Loss)	(165)	(171)
Less: Comprehensive Income (Loss) Attributable to Noncontrolling Interests	0	0
Comprehensive Income Attributable to Tyson	$ (165)	$ (171)